Transmission Rights	12 Months Ended
Dec. 31, 2025
Transmission Rights
Transmission Rights
8.	Transmission Rights

At December 31, 2025 and 2024, transmission rights and programming consisted of:

	2025		2024
Transmission rights	Ps.	951,979	Ps.	1,024,985
Non-current portion of:
Transmission rights		74,234		74,234
Current portion of transmission rights	Ps.	877,745	Ps.	950,751

Transmission rights charged to consolidated cost of revenues for the years ended December 31, 2025, 2024 and 2023, amounted to Ps.1,047,108, Ps.865,507 and Ps.1,372,309, respectively (see Note 21).